Submission	Jun. 09, 2025
Submission [Line Items]
Central Index Key	0000027904
Registrant Name	Delta Air Lines, Inc.
Registration File Number	333-272728
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES